Business combinations - Prior Year Acquisitions (Details) - ZigZag Global Ltd - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 19, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration payable		€ 66,381
Contingent consideration payable	€ 9,600	€ 9,596